Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ (15,488)	¥ (2,719)	¥ (23,965)
Gains or (losses) on hedged items	15,595	3,106	24,738
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	(57,015)	199	(24,204)
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	6,459	(2,862)	1,617
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	31,738	20,333	(4,572)
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ (4,108)	¥ (930)	¥ (49,239)